TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

Figures in million - SA rand	2017	2016	2015
Trade receivables - gold sales	499.6	658.1	933.4
Trade receivables - PGM sales	4,512.4	4,001.9	-
Other trade receivables	431.4	306.5	108.4
Payroll debtors	174.1	154.7	109.5
Interest receivable	8.5	6.6	7.8
Financial assets	5,626.0	5,127.8	1,159.1
Prepayments	245.0	298.1	123.7
Value added tax	326.6	322.0	344.6
Total trade and other receivables	6,197.6	5,747.9	1,627.4